Related Party Transactions (Details) - Schedule of Revenue from Related Parties - Related Party [Member] - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Related Party Transaction [Line Items]
Total revenue from related parties	$ 1,176,378	$ 362,871
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total revenue from related parties	$ 227,339	333,106
Zhongjiankanglu Industrial Development (Shanghai) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total revenue from related parties	$ 409,377	17,381
Zhongjin Jingau Rehabilitation Equipment (Beijing) Co. Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total revenue from related parties		12,384
Zhongjin Hongkang Medical Technology (Shanghai) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total revenue from related parties	$ 539,662